Condensed Consolidated Balance Sheets (Q3) (Parenthetical)	Sep. 30, 2023 USD ($) $ / shares shares
Redeemable convertible preferred stock, shares outstanding (in shares)	6,652,000
Operating lease right-of-use assets, net | $	$ 46,138,000	[1]
Accounts payable | $	120,383,000	[2]
Current portion of operating lease liabilities | $	7,123,000	[3]
Long-term operating lease liabilities | $	$ 42,261,000	[4]
Capital Unit, Class A
Common unit, units outstanding (in units)	0
Capital Unit, Class A-1
Common unit, units outstanding (in units)	0
Capital Unit, Class B
Common unit, units outstanding (in units)	0
Related Party
Operating lease right-of-use assets, net | $	$ 11,476,000
Accounts payable | $	112,740,000
Current portion of operating lease liabilities | $	1,912,000
Long-term operating lease liabilities | $	$ 9,994,000
Series A Preferred Stock
Par value (dollars per share) | $ / shares	$ 0.0001
Shares authorized (shares)	7,500,000
Shares issued (in shares)	6,651,610
Redeemable convertible preferred stock, shares outstanding (in shares)	6,651,610
Liquidation preference | $	$ 66,649,130
Common Class A
Common stock, par value (in usd per share) | $ / shares	$ 0.0001
Common stock, shares authorized (in shares)	200,000,000
Common stock, shares issued (in shares)	9,453,604
Common stock, shares outstanding (in shares)	9,453,604
Common Class B
Common stock, par value (in usd per share) | $ / shares	$ 0.0001
Common stock, shares authorized (in shares)	100,000,000
Common stock, shares issued (in shares)	25,109,551
Common stock, shares outstanding (in shares)	25,109,551

[1]	Includes related party operating right-of-use assets, net of $11,476 and $13,077 at September 30, 2023 and December 31, 2022, respectively
[2]	Includes amounts due to related party of $112,740 and $102,113 at September 30, 2023 and December 31, 2022, respectively
[3]	Includes related party current portion of operating lease liabilities of $1,912 and $1,836 at September 30, 2023 and December 31, 2022, respectively
[4]	Includes related party long-term operating lease liabilities of $9,994 and $11,631 at September 30, 2023 and December 31, 2022, respectively